Note 24 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1	Level 2	Level 3
Assets
Cash equivalents	$3,753	$-	$-
Equity securities	5,049	12	-
Debt securities	-	19,176	-
Mortgage derivative assets	-	-	14,224
Warehouse receivables	-	177,104	-
Interest rate swap assets	-	4,275	-
Deferred Purchase Price on AR Facility	-	-	107,743
Total assets	$8,802	$200,567	$121,967

Liabilities
Mortgage derivative liabilities	$-	$-	$10,547
Interest rate swap liabilities	-	1,470	-
Contingent consideration liabilities	-	-	44,712
Total liabilities	$-	$1,470	$55,259

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
2023
Balance, January 1	$6,949
Settlements	(31,919)
Realized gains recorded in earnings	24,970
Unrealized gains recorded in earnings	3,677
Balance, December 31	$3,677

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	2023	2022
Balance, January 1	$92,278	$238,835
Additions to DPP	139,065	143,579
Collections on DPP	(124,313)	(288,004)
Fair value adjustment	129	(78)
Foreign exchange and other	584	(2,054)
Balance, December 31	$107,743	$92,278

Schedule of Derivative Instruments [Table Text Block]
	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%
2023 IRS A	April 28, 2023	May 27, 2027	$100,000	SOFR	3.7250%
2023 IRS B	December 5, 2023	May 27, 2027	$100,000	SOFR	4.0000%

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2023	2022
Balance, January 1	$91,229	$154,671
Amounts recognized on acquisitions	3,962	57,600
Fair value adjustments (note 7)	(17,698)	3,700
Resolved and settled in cash	(34,475)	(123,629)
Other	1,694	(1,113)
Balance, December 31	$44,712	$91,229

Less: current portion	$13,944	$42,942
Non-current portion	$30,768	$48,287

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$518,982	$458,377	$506,533	$414,195
Convertible Notes	-	-	226,534	366,183